ASSET UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
ASSET UNDER DEVELOPMENT

16.	ASSET UNDER DEVELOPMENT

(in thousands of $)	2017	2016
Purchase price installments	962,709	653,378
Interest costs capitalized	116,416	53,985
Other costs capitalized (1)	98,364	24,630
	1,177,489	731,993

(1) Other capitalized costs includes asset retirement obligation and direct overhead costs on the conversion of the Hilli.

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel. The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. As at December 31, 2017, the Hilli FLNG conversion had completed and the vessel was undergoing commissioning activities.

The total estimated conversion and vessel and site commissioning cost for the Hilli, is approximately $1.3 billion. Interest costs capitalized in connection with the Hilli conversion for the year ended December 31, 2017 was $62.4 million (2016: $49.8 million).